Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			36 Months Ended
	Jul. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011
Income Taxes
National Corporate Tax rate					30.00%
Corporate Inhabitant Tax rate					6.00%
Corporate Enterprise Tax rate					8.00%
Statutory income tax rate		40.65%	40.65%	40.64%
Wholly owned subsidiaries in Japan		113			113
Valuation allowance, deferred tax asset, change in amount		¥ 8,709	¥ (35,172)	¥ 21,449
Other information pertaining to income taxes	NTT DOCOMO reorganized its group structure by integrating eight regional subsidiaries, consolidating its nationwide business operations under a single entity
Decrease in income tax expense from consolidation of subsidiaries				56,920
Operating loss carryforwards		731,058			731,058
Unrecognized tax benefits		¥ 5,437			¥ 5,437